Organization, Consolidation and Principal Activities - Summary of Assets and Liabilities of the VIE's included in the Company's consolidated balance sheets (Parentheticals) (Details)
¥ in Thousands, $ in Thousands
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
VIE
Organization, Consolidation and Principal Activities
Net asset balance	¥ 376,137	$ 51,759	¥ 406,087